Supplemental Guarantor Financial Information (Tables)	6 Months Ended
Jun. 30, 2011
Supplemental guarantor financial information [Abstract]
Condensed consolidating balance sheet
Deluxe Corporation
Condensed Consolidating Balance Sheet

	June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$585	$1,208	$15,833	$-	$17,626
Trade accounts receivable, net	-	49,564	15,613	-	65,177
Inventories and supplies	-	19,198	2,161	-	21,359
Deferred income taxes	2,266	6,126	232	-	8,624
Funds held for customers	-	-	43,404	-	43,404
Other current assets	12,222	10,950	3,814	-	26,986
Total current assets	15,073	87,046	81,057	-	183,176
Long-term Investments	35,592	2,696	-	-	38,288
Property, Plant and Equipment, net	-	99,847	17,234	-	117,081
Assets Held for Sale	-	3,937	-	-	3,937
Intangibles, net	-	148,871	3,654	-	152,525
Goodwill	-	750,218	2,071	-	752,289
Investments In Consolidated Subsidiaries	1,071,813	11,418	-	(1,083,231)	-
Intercompany (Payable) Receivable	(108,339)	154,446	(46,107)	-	-
Other Non-Current Assets	12,105	63,552	12,023	-	87,680
Total assets	$1,026,244	$1,322,031	$69,932	$(1,083,231)	$1,334,976

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$10,865	$46,325	$4,632	$-	$61,822
Accrued liabilities	13,925	71,479	48,074	-	133,478
Short-term debt	13,000	-	-	-	13,000
Total current liabilities	37,790	117,804	52,706	-	208,300
Long-Term Debt	739,966	-	-	-	739,966
Deferred Income Taxes	(21,645)	68,473	2,768	-	49,596
Other Non-Current Liabilities	4,490	63,941	3,040	-	71,471
Total Shareholders' Equity	265,643	1,071,813	11,418	(1,083,231)	265,643
Total liabilities and shareholders' equity	$1,026,244	$1,322,031	$69,932	$(1,083,231)	$1,334,976

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2010
(in thousands)	Deluxe orporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$3,197	$683	$13,503	$-	$17,383
Trade accounts receivable, net	-	53,679	12,792	-	66,471
Inventories and supplies	-	19,350	2,310	-	21,660
Deferred income taxes	2,854	6,303	233	-	9,390
Funds held for customers	-	-	35,720	-	35,720
Other current assets	9,463	8,047	3,103	-	20,613
Total current assets	15,514	88,062	67,661	-	171,237
Long-term Investments	34,905	2,427	78		37,410
Property, Plant and Equipment, net	-	102,427	17,794	-	120,221
Assets Held for Sale	-	4,527	-	-	4,527
Intangibles, net	-	151,512	3,600	-	155,112
Goodwill	-	723,938	1,999	-	725,937
Investments In Consolidated Subsidiaries	986,484	615	-	(987,099)	-
Intercompany (Payable) Receivable	(68,348)	114,299	(45,951)	-	-
Other Non-Current Assets	12,337	71,032	10,878	-	94,247
Total assets	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$11,697	$42,798	$5,983	$-	$60,478
Accrued liabilities	9,440	92,038	42,556	-	144,034
Short-term debt	7,000	-	-	-	7,000
Total current liabilities	28,137	134,836	48,539	-	211,512
Long-Term Debt	748,122	-	-	-	748,122
Deferred Income Taxes	(25,898)	68,794	3,856	-	46,752
Other Non-Current Liabilities	4,333	68,725	3,049	-	76,107
Total Shareholders' Equity	226,198	986,484	615	(987,099)	226,198
Total liabilities and shareholders' equity	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

Condensed consolidating statement of income
Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,128	$310,901	$68,389	$(35,144)	$346,274
Total cost of goods sold	-	111,595	39,925	(30,833)	120,687
Gross Profit	2,128	199,306	28,464	(4,311)	225,587

Selling, general and administrative expense, including net restructuring charges	2,333	141,051	22,528	(4,311)	161,601
Operating (Loss) Income	(205)	58,255	5,936	-	63,986

Interest expense	(12,006)	(3,079)	(431)	3,462	(12,054)
Other income (expense)	3,057	127	209	(3,462)	(69)
(Loss) Income Before Income Taxes	(9,154)	55,303	5,714	-	51,863

Income tax (benefit) provision	(4,209)	19,864	735	-	16,390
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,945)	35,439	4,979	-	35,473

Equity In Earnings Of Consolidated Subsidiaries	40,418	4,979	-	(45,397)	-
Income From Continuing Operations	35,473	40,418	4,979	(45,397)	35,473

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$35,473	$40,418	$4,979	$(45,397)	$35,473

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,329	$315,038	$66,634	$(36,005)	$347,996
Total cost of goods sold	-	113,571	39,984	(31,615)	121,940
Gross Profit	2,329	201,467	26,650	(4,390)	226,056

Selling, general and administrative expense, including net restructuring charges	2,030	141,757	23,439	(4,390)	162,836
Operating Income	299	59,710	3,211	-	63,220

Interest expense	(11,477)	(2,230)	(337)	2,536	(11,508)
Other income (expense)	2,389	203	(1,100)	(2,536)	(1,044)
(Loss) Income Before Income Taxes	(8,789)	57,683	1,774	-	50,668

Income tax (benefit) provision	(4,638)	21,057	635	-	17,054
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,151)	36,626	1,139	-	33,614

Equity In Earnings Of Consolidated Subsidiaries	37,765	1,139	-	(38,904)	-
Income From Continuing Operations	33,614	37,765	1,139	(38,904)	33,614

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$33,614	$37,765	$1,139	$(38,904)	$33,614

Deluxe Corporation
Condensed Consolidating Statement of Income

	Six Months Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$4,256	$624,496	$139,836	$(72,562)	$696,026
Total cost of goods sold	-	222,941	81,559	(63,651)	240,849
Gross Profit	4,256	401,555	58,277	(8,911)	455,177

Selling, general and administrative expense, including net restructuring charges	6,784	280,578	45,395	(8,911)	323,846
Net gain on sale of facility	-	(110)	-	-	(110)
Operating (Loss) Income	(2,528)	121,087	12,882	-	131,441

Loss on early debt extinguishment	(6,995)	-	-	-	(6,995)
Interest expense	(24,011)	(5,256)	(725)	5,900	(24,092)
Other income	4,820	587	579	(5,900)	86
(Loss) Income Before Income Taxes	(28,714)	116,418	12,736	-	100,440

Income tax (benefit) provision	(12,311)	41,816	2,906	-	32,411
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(16,403)	74,602	9,830	-	68,029

Equity In Earnings Of Consolidated Subsidiaries	84,432	9,830	-	(94,262)	-
Income From Continuing Operations	68,029	84,432	9,830	(94,262)	68,029

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$68,029	$84,432	$9,830	$(94,262)	$68,029

Deluxe Corporation
Condensed Consolidating Statement of Income

	Six Months Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$4,657	$616,731	$136,663	$(74,935)	$683,116
Total cost of goods sold	-	223,845	82,500	(66,042)	240,303
Gross Profit	4,657	392,886	54,163	(8,893)	442,813

Selling, general and administrative expense, including net restructuring charges	2,259	268,946	48,326	(8,893)	310,638
Operating Income	2,398	123,940	5,837	-	132,175

Interest expense	(21,999)	(3,374)	(526)	3,856	(22,043)
Other income (expense)	2,917	84	(545)	(3,856)	(1,400)
(Loss) Income Before Income Taxes	(16,684)	120,650	4,766	-	108,732

Income tax (benefit) provision	(4,076)	43,649	1,761	-	41,334
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(12,608)	77,001	3,005	-	67,398

Equity In Earnings Of Consolidated Subsidiaries	79,607	3,005	-	(82,612)	-
Income From Continuing Operations	66,999	80,006	3,005	(82,612)	67,398

Net Loss From Discontinued Operations	-	(399)	-	-	(399)
Net Income	$66,999	$79,607	$3,005	$(82,612)	$66,999

Condensed consolidating statement of cash flows
Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Six Months Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(851)	$101,313	$3,720	$104,182

Cash Flows From Investing Activities:
Purchases of capital assets	-	(18,791)	(505)	(19,296)
Payments for acquisitions, net of cash acquired	-	(35,000)	-	(35,000)
Other	(170)	683	(1,527)	(1,014)
Net cash used by investing activities of continuing operations	(170)	(53,108)	(2,032)	(55,310)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	-	-	6,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	-	-	(215,030)
Proceeds from issuing long-term debt	200,000	-	-	200,000
Payments for debt issue costs	(3,429)	-	-	(3,429)
Change in book overdrafts	(765)	(140)	-	(905)
Proceeds from issuing shares under employee plans	6,514	-	-	6,514
Excess tax benefit from share-based employee awards	1,313	-	-	1,313
Payments for common shares repurchased	(17,986)	-	-	(17,986)
Cash dividends paid to shareholders	(25,663)	-	-	(25,663)
Advances from (to) consolidated subsidiaries	47,455	(47,540)	85	-
Net cash (used) provided by financing activities of continuing operations	(1,591)	(47,680)	85	(49,186)

Effect Of Exchange Rate Change on Cash	-	-	557	557

Net Change In Cash And Cash Equivalents	(2,612)	525	2,330	243
Cash And Cash Equivalents: Beginning Of Period	3,197	683	13,503	17,383
End Of Period	$585	$1,208	$15,833	$17,626

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Six Months Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(6,242)	$77,196	$(415)	$70,539

Cash Flows From Investing Activities:
Purchases of capital assets	-	(20,618)	(448)	(21,066)
Payments for acquisitions, net of cash acquired	-	(98,621)	-	(98,621)
Proceeds from life insurance policies	5,782	-	-	5,782
Proceeds from sales of marketable securities	-	-	1,970	1,970
Other	(1,673)	(141)	(4)	(1,818)
Net cash provided (used) by investing activities of continuing operations	4,109	(119,380)	1,518	(113,753)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	73,000	-	-	73,000
Payments for debt issue costs	(2,324)	-	-	(2,324)
Change in book overdrafts	(879)	(60)	-	(939)
Proceeds from issuing shares under employee plans	1,600	-	-	1,600
Excess tax benefit from share-based employee awards	471	-	-	471
Cash dividends paid to shareholders	(25,696)	-	-	(25,696)
Advances (to) from consolidated subsidiaries	(43,236)	42,293	943	-
Net cash provided by financing activities of continuing operations	2,936	42,233	943	46,112

Effect Of Exchange Rate Change on Cash	-	-	(174)	(174)

Net Change In Cash And Cash Equivalents	803	49	1,872	2,724
Cash And Cash Equivalents: Beginning Of Period	2,725	497	9,567	12,789
End Of Period	$3,528	$546	$11,439	$15,513